Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	441,162	664,585	624,618
Granted	235,000	50,000	165,000
Exercised		(111,372)	(74,813)
Expired		(15,000)
Forfeited	(10,000)	(147,051)	(50,220)
Outstanding Ending balance	666,162	441,162	664,585
Outstanding Beginning balance	$ 1.15	$ 1.21	$ 1.18
Granted	0.78	1.94	1.16
Exercised		1.04	1.00
Expired		7.73
Forfeited	1.10	1.10	1.07
Outstanding Ending balance	$ 1.02	$ 1.15	$ 1.21